Reportable Segments (Operating Segments) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 9,536	$ 10,616	$ 11,594	$ 10,380	$ 13,481	$ 14,987	$ 14,143	$ 13,080	$ 42,126	$ 55,691	$ 48,335
Cost of products sold									34,009	48,414	42,580
Depreciation, depletion and amortization									2,079	1,724	1,313
Equity in earnings from unconsolidated affiliates									276	332	236
Investment In ETP [Member]
Revenues									34,292	55,475	48,335
Cost of products sold									27,029	48,414	42,580
Depreciation, depletion and amortization									1,929	1,669	1,296
Equity in earnings from unconsolidated affiliates									469	332	236
Investment In Sunoco LP [Member]
Revenues									18,460	7,343	0
Cost of products sold									16,476	6,767	0
Depreciation, depletion and amortization									278	86	0
Investment in Lake Charles LNG [Member]
Depreciation, depletion and amortization									39	39	39
Corporate and Other [Member]
Depreciation, depletion and amortization									17	16	16
Adjustments and Eliminations [Member]
Revenues									(10,842)	(7,343)	(216)
Cost of products sold									(9,496)	(6,767)	0
Depreciation, depletion and amortization									(184)	(86)	(38)
Equity in earnings from unconsolidated affiliates									(193)	0	0
External Customers [Member]
Revenues									18,449	7,343	0
External Customers [Member] | Investment In ETP [Member]
Revenues									34,156	55,475	48,335
External Customers [Member] | Investment In Sunoco LP [Member]
Revenues									18,449	7,343	0
External Customers [Member] | Investment in Lake Charles LNG [Member]
Revenues									216	216	216
Intersegment [Member] | Investment In ETP [Member]
Revenues									136	0	0
Intersegment [Member] | Investment In Sunoco LP [Member]
Revenues									$ 11	$ 0	$ 0